Investment Objectives and Goals	Dec. 29, 2025
FI Institutional Group Stock Fund for Retirement Plans
Prospectus [Line Items]
Risk/Return [Heading]	FI Institutional Group Stock Fund for Retirement Plans
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FI Institutional Group Stock Fund for Retirement Plans (the “Fund”) seeks to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Market Index (the “Benchmark”).
FI Institutional Group ESG Stock Fund for Retirement Plans
Prospectus [Line Items]
Risk/Return [Heading]	FI Institutional Group ESG Stock Fund for Retirement Plans
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FI Institutional Group ESG Stock Fund for Retirement Plans (the “Fund”) seeks to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Market Index (the “Benchmark”).
FI Institutional Group Fixed Income Fund for Retirement Plans
Prospectus [Line Items]
Risk/Return [Heading]	FI Institutional Group Fixed Income Fund for Retirement Plans
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FI Institutional Group Fixed Income Fund for Retirement Plans (the “Fund”) seeks to outperform, net of fees and expenses, the return of the ICE BofA U.S. Broad Market Index (the “Benchmark”).
FI Institutional Group ESG Fixed Income Fund for Retirement Plans
Prospectus [Line Items]
Risk/Return [Heading]	FI Institutional Group ESG Fixed Income Fund for Retirement Plans
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FI Institutional Group ESG Fixed Income Fund for Retirement Plans (the “Fund”) seeks to outperform, net of fees and expenses, the return of the ICE BofA U.S. Broad Market Index (the “Benchmark”).